CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 924,349	$ 679,008	$ 9,557
Cost of revenues	894,723	576,827	7,250
Research and development expenses (including related parties amounts of US$107,856, US$135,334 and US$167,028 for the years ended December 31, 2024, 2023 and 2022, respectively)	274,801	368,729	445,844
Selling and marketing expenses (including related parties amounts of US$52,636, US$40,531 and US$6,964 for the years ended December 31, 2024, 2023 and 2022, respectively)	322,310	328,935	151,331
General and administrative expenses (including related parties amounts of US$10,873, US$13,085 and US$12,034 for the years ended December 31, 2024, 2023 and 2022, respectively)	227,475	144,533	148,369
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, income taxes	0	0	0
Foreign currency translation adjustment, income taxes	0	0	0
Interest expenses (including related parties amounts of US$13,661, nil and US$90 for the years ended December 31, 2024, 2023 and 2022, respectively)	58,218	10,200	8,542
Interest income (including related parties amounts of US$13,661, US$122 and US$24 for the years ended December 31, 2024, 2023 and 2022, respectively)	22,289	9,204	12,188
Net of income taxes	0	0	0
Goods
Revenues	891,061	660,158	1,186
Cost of revenues	867,061	564,741	948
Service
Revenues	33,288	18,850	8,371
Cost of revenues	27,662	12,086	6,302
Related party
Research and development expenses (including related parties amounts of US$107,856, US$135,334 and US$167,028 for the years ended December 31, 2024, 2023 and 2022, respectively)	107,669	135,334	167,028
Selling and marketing expenses (including related parties amounts of US$52,636, US$40,531 and US$6,964 for the years ended December 31, 2024, 2023 and 2022, respectively)	52,636	40,531	6,964
General and administrative expenses (including related parties amounts of US$10,873, US$13,085 and US$12,034 for the years ended December 31, 2024, 2023 and 2022, respectively)	10,873	13,085	12,034
Interest expenses (including related parties amounts of US$13,661, nil and US$90 for the years ended December 31, 2024, 2023 and 2022, respectively)	19,504	0	90
Interest income (including related parties amounts of US$13,661, US$122 and US$24 for the years ended December 31, 2024, 2023 and 2022, respectively)	13,661	122	24
Related party | Goods
Revenues	18,162	3,432	23
Cost of revenues	774,002	549,893	839
Related party | Service
Revenues	$ 24,358	$ 12,573	$ 8,344